Short Term Investments - Schedule of Short Term Investments (Details) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Lease Plan India Private Limited [Member]
Short Term Investments - Schedule of Short Term Investments (Details) [Line Items]
Certificate of deposits	[1]	$ 298,495
Short term investments		298,495
Mahindra & Mahindra Financial Services Limited [Member]
Short Term Investments - Schedule of Short Term Investments (Details) [Line Items]
Certificate of deposits	[1]		166,540
Short term investments			$ 166,540

[1]	In April 2024, Lease Plan India Private Limited invoked the bank guarantee provided as bank guarantee during the restructuring process, resulting in the adjustment of a certificate of deposit amounting to $127,609. However, as of March 31, 2024, the event has considered probable and thus, certificate of deposits has been adjusted against the outstanding liability of Lease Plan India Private Limited as of balance sheet date (Refer Note 12).